Subsequent Events (Details) - Schedule of closing balance - USD ($)		6 Months Ended
	Oct. 01, 2022	Sep. 30, 2022
Schedule Of Closing Balance Abstract
Net receivable from Reachnet		$ 54,343,241
Customer acquisition payable to Reachnet, current portion		(27,104,338)
Customer acquisition payable to Reachnet, non-current portion		(27,104,338)
Total Customer acquisition payable to Reachnet		(54,208,676)
Net Financial Costs		$ 134,565
Adjusted with the opening retained earnings, as of October 1, 2022	$ (134,565)